Cover	Dec. 23, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 23, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	333-141907
Entity Registrant Name	ARtelligence Holdings, Inc.
Entity Central Index Key	0001389067
Entity Tax Identification Number	84-2340972
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	8735 Dunwoody Place
Entity Address, Address Line Two	Suite 6
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30350
City Area Code	(404)
Local Phone Number	506-5716
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false